Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 83	$ 135
Finished goods	2,791	3,105
Inventories	$ 2,874	$ 3,240